Stock warrants (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Schedule of Warrants Outstanding

As of March 31, 2019 and June 30, 2018, the total fair value of the warrant liability was $39,192 and $40,400, respectively.

The Binomial Option Price Model with the following assumption inputs:

Warrants liability	March 31, 2019
Annual dividend yield	—
Expected life (years)	0.5-5
Risk-free interest rate	2.23-2.82%
Expected volatility	119-393%

June 30, 2018
Annual dividend yield	—
Expected life (years)	0.5
Risk-free interest rate	2.06%
Expected volatility	151%

Below is the movement of warrants for the period ending March 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at June 30, 2016	131,250	$0.20
Expired	131,250	0.20	4.00
Granted	505,000	$0.15	3.86
Outstanding at June 30, 2017	505,000	0.20
Exercised	—	—
Granted	—	$—
Outstanding at June 30, 2018	505,000	$0.15	0.50
Granted	578,880	0.08	5.00
Exercised	—	—
Outstanding at March 31, 2019	1,083,880	$0.15	0.50

The Binomial model with the following assumption inputs:

Warrants liability:	June 30, 2018
Annual dividend yield	—
Expected life (years)	0.5
Risk-free interest rate	2.06%
Expected volatility	151%

Warrants issued in May 2017:	June 30, 2017
Annual dividend yield	—
Expected life (years)	3.86
Risk-free interest rate	1.89%
Expected volatility	440%

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at June 30, 2016	131,250	0.20
Expired	131,250	0.20
Granted	505,000	$0.15	4
Outstanding at June 30, 2017	505,000	$0.15	3.86
Expired
Granted
Outstanding at June 30, 2018	505,000	$0.15	0.5